NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	12 Months Ended
Dec. 31, 2021
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Schedule of Other Intangibles Assets

(amounts in thousands of euros)	Other intangible assets	Intangible assets in progress	TOTAL
GROSS VALUE
As of As of December 31, 2018	1,833	—	1,833
Increase	16	—	16
Decrease	—	—	—
FX rate impact	—	—	—
Reclassification	27	—	27
As of As of December 31, 2019	1,876	—	1,876
Increase	—	2	2
Decrease	—	—	—
FX rate impact	(1)	—	(1)
Reclassification	—	—	—
As of As of December 31, 2020	1,875	2	1,877
Increase	—	—	—
Decrease	(201)	—	(201)
FX rate impact	1	—	1
Reclassification	(2)	—	(2)
As of As of December 31, 2021	1,673	2	1,675

ACCUMULATED AMORTIZATION AND DEPRECIATION
As of As of December 31, 2018	(220)	—	(220)
Increase	(1,053)	—	(1,053)
Decrease	—	—	—
FX rate impact	—	—	—
As of As of December 31, 2019	(1,273)	—	(1,273)
Increase	(16)	—	(16)
Decrease	—	—	—
FX rate impact	1	—	1
As of As of December 31, 2020	(1,288)	—	(1,288)
Increase	(571)	—	(571)
Decrease	199	—	199
FX rate impact	—	—	—
As of As of December 31, 2021	(1,660)	—	(1,660)

NET VALUE
As of December 31, 2018	1,613	—	1,613
As of December 31, 2019	603	—	603
As of December 31, 2020	587	2	589
As of December 31, 2021	13	2	15

Schedule of Property, Plant and Equipment

(amounts in thousands of euros)	General equipment, fixtures and fittings	Plant, equipment and tooling	Office equipment and computers	Assets under construction	TOTAL
GROSS VALUE
As of December 31, 2018	2,007	2,584	824	13,559	18,974
Increase	9,489	1,557	387	630	12,063
Decrease	(437)	(106)	(112)	(21)	(676)
FX rate impact	(63)	(8)	2	268	199
Reclassification	11,389	779	70	(13,357)	(1,119)
As of December 31, 2019	22,385	4,806	1,171	1,079	29,441
Increase	30	301	37	78	446
Decrease	(83)	(69)	—	(26)	(178)
FX rate impact	(1,644)	(247)	(36)	(13)	(1,940)
Reclassification	13	996	32	(1,041)	—
As of December 31, 2020	20,701	5,787	1,204	77	27,769
Increase	59	27	21	108	215
Decrease	(157)	(144)	(204)		(505)
FX rate impact	1,487	234	31	3	1,755
Reclassification		12	65	(76)	1
As of December 31, 2021	22,090	5,916	1,117	112	29,235

ACCUMULATED DEPRECIATION
As of December 31, 2018	(1,471)	(1,824)	(405)	—	(3,700)
Increase	(1,148)	(469)	(180)	—	(1,797)
Decrease	437	85	112	—	634
FX rate impact	—	—	(3)	—	(3)
Reclassification	61	988	7	—	1,056
As of December 31, 2019	(2,121)	(1,220)	(469)	—	(3,810)
Increase	(2,232)	(993)	(232)	—	(3,457)
Decrease	8	69	—	—	77
FX rate impact	218	52	13	—	283
Reclassification	—	—	—	—	—
As of December 31, 2020	(4,127)	(2,092)	(688)	—	(6,907)
Increase	(2,170)	(1,072)	(213)		(3,455)
Decrease	151	142	196		489
FX rate impact	(308)	(80)	(14)		(402)
Reclassification					—
As of December 31, 2021	(6,454)	(3,102)	(719)	—	(10,275)

NET VALUE
As of December 31, 2018	536	760	419	13,559	15,274
As of December 31, 2019	20,265	3,586	702	1,079	25,632
As of December 31, 2020	16,574	3,695	516	77	20,862
As of December 31, 2021	15,636	2,814	398	112	18,960

Schedule of Right of Use

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2018	—	—	—	—	—
First application of IFRS 16	7,397	—	47	—	7,444
Increase	4,088	—	33	—	4,121
Decrease	(355)	(20)	—	—	(375)
FX rate impact	107	—	—	—	107
Reclassification	—	974	—	118	1,092
As of December 31, 2019	11,237	954	80	118	12,389
Increase	92	—	7	—	99
Decrease	—	—	(14)	—	(14)
FX rate impact	(483)	—	—	—	(483)
Reclassification		0	—	0	0
As of December 31, 2020	10,846	954	73	118	11,991
Increase		383	33		416
Decrease	(1,763)				(1,763)
FX rate impact	362	13			375
Reclassification					—
As of December 31, 2021	9,445	1,350	106	118	11,019

ACCUMULATED DEPRECIATION
As of December 31, 2018	—	—	—	—	—
Increase	(1,304)	—	(23)	(39)	(1,366)
Decrease	16	20	—	—	36
FX rate impact	3	—	—	—	3
Reclassification	—	(974)	—	(79)	(1,053)
As of December 31, 2019	(1,285)	(954)	(23)	(118)	(2,380)
Increase	(1,489)	—	(29)	—	(1,518)
Decrease	0	0	10	—	10
FX rate impact	125	—	—	—	125
Reclassification	—	—	—	—	—
As of December 31, 2020	(2,649)	(954)	(42)	(118)	(3,763)
Increase	(1,252)	(76)	(23)	—	(1,351)
Decrease	1,070	—	—	—	1,070
FX rate impact	(103)	(3)	—	—	(106)
Reclassification	—	—	—	—	—
As of December 31, 2021	(2,934)	(1,033)	(65)	(118)	(4,150)

NET VALUE
As of December 31, 2019	9,952	—	57	—	10,009
As of December 31, 2020	8,197	—	31	—	8,228
As of December 31, 2021	6,511	317	41	—	6,869

Schedule of Other Financial Assets

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Deposits related to leased premises	475	454	476
Advance payments to suppliers	226	620	342
Other	17	17	58
Total other non-current assets	718	1,091	876

Schedule of Inventories

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Raw materials	358	0	—
Total inventory	358	0	—

Schedule of Trade Receivables and Other Current Assets

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Trade and other receivables	36	4	12
Total current trade receivables	36	4	12
Research Tax Credit	3,917	3,432	3,549
Net investment in a sublease	—	—	479
Other receivables (including tax and social receivables)	1,870	898	669
Prepaid expenses	2,188	793	1,256
Advance payments to suppliers	28	51	377
Other financial assets	13	8	7
Total other current assets	8,016	5,182	6,337

Summary of Cash and Cash Equivalents

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Current account	68,066	34,348	24,593
Term deposits	5,107	10,098	9,106
Total cash and cash equivalents as reported in statement of financial position	73,173	44,446	33,699
Bank overdrafts	—	—	—
Total cash and cash equivalents as reported in statement of cash flow	73,173	44,446	33,699

Summary of Common Shares

Number of shares
As of December 31, 2018	17,940,035
As of December 31, 2019	17,940,035
Conversion of convertible notes ("OCA")	2,094,704
Exercise of warrants	16,080
Free shares acquired	6,743
As of December 31, 2020	20,057,562
Shares issued as part of the April Registered Direct Offering	4,137,932
Shares sold under the at-the-market (“ATM”) program	744,186
Shares issued as part of the December Registered Direct Offering	3,078,432
Conversion of convertible notes ("OCA")	2,977,887
Free shares acquired	22,554
As of December 31, 2021	31,018,553

Summary of Details of Provisions

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Provision for retirement indemnities	506	652	524
Provisions - non-current portion	506	652	524
Other provisions	71	—	—
Provisions - current portion	71	—	—
The change in the provision for retirement indemnities is as follows:

(amounts in thousands of euros)
As of December 31, 2018	347
Service costs	115
Financial costs	6
Actuarial gains and losses	38
As of December 31, 2019	506
Service costs	123
Financial costs	4
Actuarial gains and losses	19
As of December 31, 2020	652
Service costs	(63)
Financial costs	3
Actuarial gains and losses	(68)
As of December 31, 2021	524

Estimate of the Retirement Commitments
As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	12/31/2019	12/31/2020	12/31/2021
Discount rate	0.77%	0.34%	0.79%
Wage increase	2.00%	2.00%	2.00%
Social welfare contribution rate - non executive employees	36.00%	39.00%	39.00%
- executive employees	50.00%	51.00%	51.00%
- executive management	52.00%	49.00%	49.00%
Expected staff turnover - non executive and executive employees	High	High	High
- executive management	Low	Low	Low
Age of retirement	65 - 67 years	65 - 67 years	65 - 67 years
Mortality table	INSEE 2018	INSEE 2019	TGH05 TGF05

Summary of Financial Liabilities by Type

(amounts in thousands of euros)	Convertible notes	Conditional advances	Bank loans	Other	Total
As of December 31, 2018	—	1,181	799	39	2,019
Collection	—	—	—	38	38
Amortized cost	—	140	—	—	140
Repayment	—	—	(738)	—	(738)
Reclassification	—	—	—	(39)	(39)
FX rate impact	—	—	—	—	—
As of December 31, 2019	—	1,321	61	38	1,420
Collection	14,155	2,979	10,000	—	27,134
Fair value of embedded derivatives	(1,070)	—	—	—	(1,070)
Amortized cost	1,684	121	20	—	1,825
Conversion	(12,600)	—	—	—	(12,600)
Repayment	—	—	(62)	—	(62)
Reclassification	—	—	—	—	—
FX rate impact	—	—	—	(3)	(3)
As of December 31, 2020	2,169	4,421	10,019	35	16,644
Collection	11,423	734			12,157
Fair value of embedded derivatives	(758)				(758)
Amortized cost	1,566	126	58		1,750
Conversion	(14,400)				(14,400)
Repayment					—
FX rate impact				3	3
As of December 31, 2021	—	5,281	10,077	38	15,396

Summary of Financial Liabilities by Maturity
Financial liabilities by maturity

December 31, 2019 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	1,321	1,321
Bank loans	62	—	—	—	62
Other	—	—	38	—	38
Total financial liabilities	62	—	38	1,321	1,421

December 31, 2020 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes	2,169	—	—	—	2,169
Conditional advances	—	—	—	4,421	4,421
Bank loans	96	3,768	4,069	2,086	10,019
Other	—	35	—	—	35
Total financial liabilities	2,265	3,803	4,069	6,507	16,644

December 31, 2021 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes					—
Conditional advances				5,281	5,281
Bank loans	164	5,014	4,424	475	10,077
Other		38			38
Total financial liabilities	164	5,052	4,424	5,756	15,396

Summary of Derivative Financial Instruments
Fair value of the conversion option is estimated with a Monte-Carlo valuation model using the following main assumptions:

	12/31/2020	At the issuance date				12/31/2021
		Tranche 6	Tranche 7	Tranche 8	Tranche 9
Number of convertible notes	48	60	60	60	60	0
Estimated conversion price	€6.75	€6.94	€4.87	€3.99	€4.84	€—
Expected term	1 month	1 month	1 month	1 month	1 month	—
Fair value (in thousands of euros)	129	160	160	162	161	—
Fair value of the warrants is estimated with a Black & Scholes valuation model using the following main assumptions:

	12/31/2020	At the issuance date				12/31/2021
		Tranche 6	Tranche 7	Tranche 8	Tranche 9
Number of warrants	168,350	33,670	33,670	33,670	33,670	303,030
Price of the underlying share	€7.11	€7.30	€5.13	€4.20	€5.09	2.12
Expected dividends	—%	—%	—%	—%	—%	—%
Volatility	58.11%	58.40%	62.24%	61.13%	61.37%	47%
Expected term	2 years	1 year, 10 months	1 year, 7 months	1 year, 6 months	1 year, 4 months	1 year
Fair value (in thousands of euros)	288	59	25	11	19	0

Schedule of Lease Liability after Adoption of IFRS16

(in thousands of euros)
Operating lease commitment as lessee (December 31, 2018)	8,268
Unrecognized contracts in accordance with IFRS 16 exemptions	(142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercised	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease))	(2,045)
Non-discounted lease liability under IFRS 16 as of January 1, 2019	9,285
Discount effect	(1,551)
Discounted lease liability under IFRS 16 as of January 1, 2019	7,734

Summary of Lease liabilities

(in thousands of euros)	Lease liabilities
As of December 31, 2019	12,703
Allowance received from a lessor (1)	188
Increase without cash impact	98
Repayment	(1,615)
Decrease without cash impact	—
FX rate impact	(570)
Capitalized interests	0
Reclassification	0
As of December 31, 2020	10,804
Increase without cash impact	399
Repayment	(1,702)
Decrease without cash impact	—
FX rate impact	478
Capitalized interests	—
Reclassification	—
As of December 31, 2021	9,979
(1)Allowance received for fixture and fittings for Princeton manufacturing facility.

Summary of Lease Liabilities By Maturity
Lease liabilities by maturity

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
As of December 31, 2019	1,425	3,411	2,525	5,342	12,703
As of December 31, 2020	1,607	2,949	2,202	4,046	10,804
As of December 31, 2021	1,817	2,548	2,255	3,359	9,979

Summary of Trade Payables and Other Current Liabilities

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Vendors	5,074	4,706	2,485
Vendors - accruals	8,701	16,204	11,669
Total trade and other payables	13,775	20,910	14,154
Social liabilities, taxation and social security	3,628	4,149	3,716
Fixed assets payables	726	86	2
Deferred revenue	61	148	93
Other payables	95	53	59
Total other current liabilities	4,510	4,436	3,870

Summary of financial instruments recognized in the Consolidated Statement of Financial Position

As of December 31, 2019 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other financial assets	759			759		759
Trade and other receivables	36			36		36
Other current assets	5,828			5,828		5,828
Cash and cash equivalents (2)	73,173	73,173				73,173
Total financial assets	79,796	73,173	—	6,623	—	79,796
Financial liabilities - non current portion (3)	1,321				1,321	1,321
Lease liabilities - non current portion (4)	11,278				11,278	11,278
Financial liabilities - current portion (3)	99				99	99
Lease liabilities - current portion (4)	1,425				1,425	1,425
Trade and other payables	13,775				13,775	13,775
Other current liabilities	4,449				4,449	4,449
Total financial liabilities	32,347	—	—	—	32,347	32,347

As of December 31, 2020 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other financial assets	1,150			1,150		1,150
Trade and other receivables	4			4		4
Other current assets	4,389			4,389		4,389
Cash and cash equivalents (2)	44,446	44,446				44,446
Total financial assets	49,989	44,446	—	5,543	—	49,989
Financial liabilities - non current portion (3)	14,379				14,379	14,379
Derivative liabilities - non current portion (5)	288	288				288
Lease liabilities - non current portion (4)	9,197				9,197	9,197
Financial liabilities - current portion (3)	2,265				2,265	2,265
Derivative liabilities - current portion (5)	129	129				129
Lease liabilities - current portion (4)	1,607				1,607	1,607
Trade and other payables	20,910				20,910	20,910
Other current liabilities	4,288				4,288	4,288
Total financial liabilities	53,063	417	—	—	52,646	53,063

As of December 31, 2021 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other financial assets	1,260			1,260		1,260
Trade and other receivables	12			12		12
Other current assets	4,218			4,218		4,218
Cash and cash equivalents (2)	33,699	33,699				33,699
Total financial assets	39,189	33,699	—	5,490	—	39,189
Financial liabilities - non current portion (3)	15,232				15,232	15,232
Derivative liabilities - non current portion (5)	—	0				—
Lease liabilities - non current portion (4)	8,162				8,162	8,162
Financial liabilities - current portion (3)	164				164	164
Derivative liabilities - current portion (5)	—	0				—
Lease liabilities - current portion (4)	1,817				1,817	1,817
Trade and other payables	14,154				14,154	14,154
Other current liabilities	3,777				3,777	3,777
Total financial liabilities	43,306	—	—	—	43,306	43,306
(1)The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.
(3)The fair value of financial liabilities is determined using level 2 measurements.
(4)The fair value of lease liabilities is determined using level 2 measurements.
(5)The fair value of derivative liabilities is determined using level 3 measurements.